Debt Obligations Level 4 (Details) Debt Outstanding (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Synthetic Letter of Credit Facility	$ 47
Line of Credit Facility, Future Borrowing Capacity	171
Line of Credit Facility, Remaining Borrowing Capacity	180
Long-Term	3,419	3,420
Due Within One Year	76	119
Line of Credit Facility, Maximum Borrowing Capacity	192
Floating Rate Term Loans Due May 2013 [Member]
Debt Instrument [Line Items]
Long-Term	0	446
Due Within One Year	0	8
Floating Rate Term Loans Due May 2015 [Member]
Debt Instrument [Line Items]
Long-Term	895	910
Due Within One Year	15	15
6.625% First Priority Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Long-Term	450	0
Due Within One Year	0	0
8.875% Senior Secured Notes Due 2018 (includes $6 of unamortized debt discount at June 30, 2012 and December 31, 2011) [Member]
Debt Instrument [Line Items]
Long-Term	994	994
Due Within One Year	0	0
Floating Rate Second-Priority Senior Secured Notes Due 2014 [Member]
Debt Instrument [Line Items]
Long-Term	120	120
Due Within One Year	0	0
9.00% Second-Priority Senior Secured Notes Due 2020 [Member]
Debt Instrument [Line Items]
Long-Term	574	574
Due Within One Year	0	0
9.2% Debentures Due 2021 [Member]
Debt Instrument [Line Items]
Long-Term	74	74
Due Within One Year	0	0
7.875% Debentures Due 2023 [Member]
Debt Instrument [Line Items]
Long-Term	189	189
Due Within One Year	0	0
8.375% Sinking Fund Debentures Due 2016 [Member]
Debt Instrument [Line Items]
Long-Term	60	62
Due Within One Year	2	0
Sinking fund requirement	20
Australia Facility Due 2014 [Member]
Debt Instrument [Line Items]
Long-Term	31	36
Due Within One Year	5	5
Line of Credit Facility, Maximum Borrowing Capacity	10
Brazilian Bank Loans [Member]
Debt Instrument [Line Items]
Long-Term	18	0
Due Within One Year	41	65
Capital Leases [Member]
Debt Instrument [Line Items]
Long-Term	10	11
Due Within One Year	1	1
Other [Member]
Debt Instrument [Line Items]
Long-Term	4	4
Due Within One Year	12	23
Total non-affiliated debt [Member]
Debt Instrument [Line Items]
Long-Term	3,419	3,420
Due Within One Year	76	117
Affiliated Borrowings Due On Demand [Member]
Debt Instrument [Line Items]
Long-Term	0	0
Due Within One Year	0	2
Total Affiliated Debt [Member]
Debt Instrument [Line Items]
Long-Term	0	0
Due Within One Year	$ 0	$ 2